STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

July 21, 2015

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Dimensional Emerging Markets Value Fund
File No. 811-7440

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, submitted electronically via the EDGAR system, please find Amendment No. 34 (“Amendment”) to the Registration Statement of Dimensional Emerging Markets Value Fund (the “Fund”) on Form N-1A.

The Amendment is being filed to: (i) incorporate changes approved by the shareholders at recent special joint meetings of shareholders; and (ii) update other timely information relating to the Fund.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell